CONSOLIDATED INCOME STATEMENT - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Sales of goods and other operating revenues	¥ 2,049,456	¥ 2,899,682	¥ 2,822,375
Other operating revenues	56,528	60,117	59,702
Operating revenues	2,105,984	2,959,799	2,882,077
Operating expenses
Purchased crude oil, products and operating supplies and expenses	(1,594,130)	(2,370,699)	(2,279,844)
Selling, general and administrative expenses	(55,315)	(55,438)	(65,770)
Depreciation, depletion and amortization	(106,965)	(109,172)	(110,344)
Exploration expenses, including dry holes	(9,716)	(10,510)	(10,744)
Personnel expenses	(86,006)	(82,743)	(78,967)
Taxes other than income tax	(234,947)	(244,517)	(248,587)
Other operating expense, net	(5,712)	(346)	(5,257)
Total operating expenses	(2,092,791)	(2,873,425)	(2,799,513)
Operating income	13,193	86,374	82,564
Finance costs
Interest expense	(15,194)	(17,088)	(7,396)
Interest income	4,803	7,210	7,730
Foreign currency exchange gains/(losses), net	885	(170)	596
Net finance costs	(9,506)	(10,048)	930
Investment income	37,744	919	1,871
Share of profits less losses from associates and joint ventures	6,712	12,777	13,974
Earnings before income tax	48,143	90,022	99,339
Income tax expense	(6,219)	(17,939)	(20,278)
Net income	41,924	72,083	79,061
Attributable to:
Net income attributable to owners of the Company	33,096	57,493	61,708
Non-controlling interests	8,828	14,590	17,353
Net income	¥ 41,924	¥ 72,083	¥ 79,061
Earnings per share:
Basic	¥ 0.27	¥ 0.48	¥ 0.51
Diluted	¥ 0.27	¥ 0.48	¥ 0.51